Form 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:             September 30, 2006

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Western Asset Management Company
Address:          385 E. Colorado Boulevard
                  Pasadena, CA  91101

13F File Number: 28-10245

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Kevin Ehrlich
Title:   Manager of Regulatory Affairs
Phone:   626-844-9407
Signature                           Place                     Date of Signing



_______________________________________________________________________________
/s/ Kevin Ehrlich                 Pasadena, CA                November 14, 2006

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[  X  ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                               FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A